Class I Shares
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares CM Advisors Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares CM Advisors Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.28%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor from 1.25% to 1.00% of the Advisors Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in Class I shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares CM Advisors Fund	130	406	702	1,545

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisors Fund’s investment advisor, Van Den Berg Management I, Inc. d/b/a CM Fund Advisors (the “Advisor”), believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in Class I shares of the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of the Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class I shares Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2011 is 3.76%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns CM Advisors Fund	One Year	Five Years	Since Inception	Inception Date
Class I Shares	11.54%	(0.20%)	2.79%	May 13, 2003
Class I Shares - Return After Taxes on Distributions	11.48%	(0.64%)	2.33%	May 13, 2003
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.58%	(0.21%)	2.33%	May 13, 2003
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	6.76%	May 13, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Class C Shares
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class C Shares CM Advisors Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares CM Advisors Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	2.28%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor from 1.25% to 1.00% of the Advisors Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in Class C shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class C shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares CM Advisors Fund	231	712	1,220	2,615

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisors Fund’s investment advisor, Van Den Berg Management I, Inc. d/b/a CM Fund Advisors (the “Advisor”), believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. The performance information presented is for Class I shares only which are not offered in this Prospectus. Performance is not shown for Class C shares because they are new and therefore do not have a performance history for a full calendar year to report. Class C shares would have substantially similar annual returns as Class I shares because Class C shares are invested in the same portfolio of securities. The annual returns of Class C shares would differ from the returns of Class I shares only to the extent that the classes do not have the same expenses or inception dates.

How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class I shares Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2011 is 3.76%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009).
Lowest:	-25.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns CM Advisors Fund	One Year	Five Years	Since Inception	Inception Date
Class I Shares	11.54%	(0.20%)	2.79%	May 13, 2003
Class I Shares - Return After Taxes on Distributions	11.48%	(0.64%)	2.33%	May 13, 2003
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.58%	(0.21%)	2.33%	May 13, 2003
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	6.76%	May 13, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Class R Shares
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class R Shares CM Advisors Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R Shares CM Advisors Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.53%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor from 1.25% to 1.00% of the Advisors Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in Class R shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class R Shares CM Advisors Fund	156	483	834	1,824

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisors Fund’s investment advisor, Van Den Berg Management I, Inc. d/b/a CM Fund Advisors (the “Advisor”), believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. The performance information presented is for Class I shares only which are not offered in this Prospectus. Performance is not shown for Class R shares because they are new and therefore do not have a performance history for a full calendar year to report. Class R shares would have substantially similar annual returns as Class I shares because Class R shares are invested in the same portfolio of securities. The annual returns of Class R shares would differ from the returns of Class I shares only to the extent that the classes do not have the same expenses or inception dates.

How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class I shares Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2011 is 3.76%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009).
Lowest:	-25.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns CM Advisors Fund	One Year	Five Years	Since Inception	Inception Date
Class I Shares	11.54%	(0.20%)	2.79%	May 13, 2003
Class I Shares - Return After Taxes on Distributions	11.48%	(0.64%)	2.33%	May 13, 2003
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.58%	(0.21%)	2.33%	May 13, 2003
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	6.76%	May 13, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	CM ADVISORS FAMILY OF FUNDS
CIK	dei_EntityCentralIndexKey	0001208252
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 1, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
CM Advisors Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMAFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	130
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	406
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	702
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,545
2004	rr_AnnualReturn2004	6.69%
2005	rr_AnnualReturn2005	10.11%
2006	rr_AnnualReturn2006	12.71%
2007	rr_AnnualReturn2007	(7.02%)
2008	rr_AnnualReturn2008	(33.76%)
2009	rr_AnnualReturn2009	27.88%
2010	rr_AnnualReturn2010	11.54%
One Year	rr_AverageAnnualReturnYear01	11.54%
Five Years	rr_AverageAnnualReturnYear05	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.48%
Five Years	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.58%
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMCFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	231
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	712
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,220
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,615
CM Advisors Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	483
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	834
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,824

[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor from 1.25% to 1.00% of the Advisors Fund's average daily net assets.